VIE - Non-consolidated (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Non-consolidated VIEs
Trading assets	SFr 135,586	SFr 140,201	SFr 156,334
Net loans	287,660	283,854	279,149
Other assets	35,309	33,778	32,071
Other liabilities	30,514	SFr 29,678	31,612
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	9,934		8,945
Net loans	8,930		9,540
Other assets	586		525
Total variable interest assets, non-consolidated VIEs	19,450		19,010
Maximum exposure to loss	24,974		23,658
Non-consolidated VIE assets	243,069		198,884
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	159		746
Net loans	312		620
Other assets	5		9
Total variable interest assets, non-consolidated VIEs	476		1,375
Maximum exposure to loss	476		1,375
Non-consolidated VIE assets	6,517		15,874
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,829		4,573
Net loans	1,375		1,563
Other assets	12		11
Total variable interest assets, non-consolidated VIEs	7,216		6,147
Maximum exposure to loss	8,880		7,617
Non-consolidated VIE assets	83,744		64,839
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	900		1,014
Net loans	2,111		2,438
Other assets	111		67
Total variable interest assets, non-consolidated VIEs	3,122		3,519
Maximum exposure to loss	3,122		3,526
Non-consolidated VIE assets	92,329		66,703
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	207		224
Net loans	4,040		4,591
Other assets	0		1
Total variable interest assets, non-consolidated VIEs	4,247		4,816
Maximum exposure to loss	7,293		7,061
Non-consolidated VIE assets	18,825		16,270
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	2,839		2,388
Net loans	1,092		328
Other assets	458		437
Total variable interest assets, non-consolidated VIEs	4,389		3,153
Maximum exposure to loss	5,203		4,079
Non-consolidated VIE assets	41,654		35,198
Bank
Non-consolidated VIEs
Trading assets	135,787		156,774
Net loans	293,178		283,237
Other assets	34,027		30,956
Other liabilities	30,438		31,683
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	9,934		8,945
Net loans	8,930		9,540
Other assets	575		513
Total variable interest assets, non-consolidated VIEs	19,439		18,998
Maximum exposure to loss	24,963		23,646
Non-consolidated VIE assets	211,190		166,752
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	159		746
Net loans	312		620
Other assets	5		9
Total variable interest assets, non-consolidated VIEs	476		1,375
Maximum exposure to loss	476		1,375
Non-consolidated VIE assets	6,517		15,874
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,829		4,573
Net loans	1,375		1,563
Other assets	12		11
Total variable interest assets, non-consolidated VIEs	7,216		6,147
Maximum exposure to loss	8,880		7,617
Non-consolidated VIE assets	83,744		64,839
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	900		1,014
Net loans	2,111		2,438
Other assets	100		55
Total variable interest assets, non-consolidated VIEs	3,111		3,507
Maximum exposure to loss	3,111		3,514
Non-consolidated VIE assets	89,367		63,504
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	207		224
Net loans	4,040		4,591
Other assets	0		1
Total variable interest assets, non-consolidated VIEs	4,247		4,816
Maximum exposure to loss	7,293		7,061
Non-consolidated VIE assets	18,825		16,270
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	2,839		2,388
Net loans	1,092		328
Other assets	458		437
Total variable interest assets, non-consolidated VIEs	4,389		3,153
Maximum exposure to loss	5,203		4,079
Non-consolidated VIE assets	SFr 12,737		SFr 6,265